Exhibit 99.1

CHASE ISSUANCE TRUST

Monthly Information Officer’s Certificate

Monthly Period: August 2026

The undersigned is a duly authorized representative of JPMorgan Chase Bank, National Association (the “Bank”), as Servicer pursuant to the Fifth Amended and Restated Transfer and Servicing Agreement, dated as of December 16, 2024 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), by and among Chase Card Funding LLC, as Transferor, the Bank, as Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Computershare Trust Company, National Association, as Indenture Trustee and Collateral Agent.

The undersigned does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: August 31, 2026

(b)	Interest Period: August 17, 2026 through September 14, 2026

(c)	Interest Accrual Method: 30/360

(d)	Determination Date: September 11, 2026

(e)	Distribution Date: September 15, 2026

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION, as Servicer

By:	/s/ John Keller
Name: John Keller
Title: Vice President